April 30, 2025
2025 Quarterly Report (Unaudited)

BlackRock MuniVest Fund, Inc. (MVF)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
April 30, 2025
BlackRock MuniVest Fund, Inc. (MVF)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 6.5%
Black Belt Energy Gas District, RB(a)
Series A, 5.25%, 01/01/54	$4,765	$ 5,010,641
Series F, 5.50%, 11/01/53	1,590	1,663,213
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.50%, 10/01/53	1,060	1,082,154
Mobile County Industrial Development Authority, RB
Series A, AMT, 5.00%, 06/01/54	5,325	5,045,514
Series B, AMT, 4.75%, 12/01/54	2,140	1,947,858
Southeast Alabama Gas Supply District, Refunding RB, Series B, 5.00%, 06/01/49(a)	945	981,777
Southeast Energy Authority A Cooperative District, RB(a)
Series A, 5.00%, 01/01/56	1,230	1,260,030
Series A-2, 5.32%, 01/01/53	9,645	9,748,909
Tuscaloosa County Industrial Development Authority, Refunding RB, Series A, 5.25%, 05/01/44(b)	1,610	1,554,336
		28,294,432
Arizona — 1.7%
Arizona Industrial Development Authority, Refunding RB(b)
Series A, 5.38%, 07/01/50	2,500	2,454,599
Series G, 5.00%, 07/01/47	715	673,762
Chandler Industrial Development Authority, RB, AMT, 4.10%, 12/01/37(a)	895	895,171
City of Mesa Arizona Utility System Revenue, RB, (AGC), 07/01/49(c)	830	809,522
Industrial Development Authority of the City of Phoenix Arizona, Refunding RB, 5.00%, 07/01/45(b)	700	657,337
Salt Verde Financial Corp., RB, 5.00%, 12/01/37	1,805	1,875,530
		7,365,921
Arkansas — 0.9%
Arkansas Development Finance Authority, RB
AMT, 4.75%, 09/01/49(b)	3,550	3,238,769
AMT, Sustainability Bonds, 5.70%, 05/01/53	810	815,006
		4,053,775
California — 4.9%
California Community Choice Financing Authority, RB(a)
Series B-2, Sustainability Bonds, 4.07%, 02/01/52	3,500	3,260,211
Series E-2, Sustainability Bonds, 4.57%, 02/01/54	3,045	3,044,795
California Enterprise Development Authority, RB, 8.00%, 11/15/62(b)	715	696,523
California Health Facilities Financing Authority, Refunding RB, Series A, 3.00%, 08/15/51	4,395	3,151,418
California Infrastructure & Economic Development Bank, Refunding RB, Series A, Class B, AMT, Sustainability Bonds, 9.50%, 01/01/65(a)(b)	2,170	2,087,092
California Public Finance Authority, RB, Series A, 6.38%, 06/01/59(b)	3,435	3,106,080
Poway Unified School District, Refunding GO, 0.00%, 08/01/46(d)	10,000	3,395,575
San Diego County Regional Airport Authority, ARB, Series B, AMT, Subordinate, 4.00%, 07/01/51	2,880	2,372,056
		21,113,750
Colorado — 1.7%
Centerra Metropolitan District No. 1, TA, 5.00%, 12/01/47(b)	1,025	913,547
Security	Par (000)	Value
Colorado (continued)
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.00%, 12/01/48	$3,300	$ 3,118,599
Colorado Health Facilities Authority, RB, 5.50%, 11/01/47	395	410,538
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/40	2,000	1,939,149
E-470 Public Highway Authority, Refunding RB, Series B, 3.67%, 09/01/39(a)	980	972,806
		7,354,639
Connecticut — 0.8%
State of Connecticut Special Tax Revenue, RB, Series A, 5.25%, 07/01/42	3,275	3,523,708
Delaware — 0.6%
Delaware State Health Facilities Authority, RB, 5.00%, 06/01/48	2,670	2,566,065
District of Columbia — 1.1%
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Series A, 2nd Lien, Sustainability Bonds, 4.38%, 07/15/59	5,195	4,837,659
Florida — 10.6%
Celebration Pointe Community Development District No. 1, SAB
5.00%, 05/01/32	645	638,550
5.00%, 05/01/48	2,160	2,138,400
City of Fort Lauderdale Florida Water & Sewer Revenue, RB, Series B, 5.50%, 09/01/53	3,370	3,607,147
Collier County Health Facilities Authority, RB, 4.00%, 05/01/52	2,115	1,670,926
County of Broward Florida Tourist Development Tax Revenue, Refunding RB, Convertible, 4.00%, 09/01/51	3,300	2,841,996
County of Miami-Dade Seaport Department, Refunding RB
Series A-2, (AGM), 4.00%, 10/01/49	3,300	2,896,921
Series A, AMT, 5.00%, 10/01/38	1,800	1,858,013
Series A-1, AMT, (AGM), 4.00%, 10/01/45	7,100	6,073,792
Series B-1, AMT, Subordinate, 4.00%, 10/01/46	3,300	2,804,984
Florida Development Finance Corp., RB, 6.50%, 06/30/57(b)(e)(f)	367	97,370
Florida Development Finance Corp., Refunding RB
AMT, (AGM), 5.00%, 07/01/44	3,560	3,511,347
AMT, (AGM), 5.25%, 07/01/47	800	803,288
Lakewood Ranch Stewardship District, SAB
4.63%, 05/01/27	100	100,190
5.25%, 05/01/37	470	470,468
5.38%, 05/01/47	770	752,294
6.30%, 05/01/54	405	419,417
Lee County Industrial Development Authority, RB
Series B-2, 4.38%, 11/15/29	1,020	1,024,700
Series B-3, 4.13%, 11/15/29	1,060	1,057,232
Miami-Dade County Expressway Authority, Refunding RB, Series A, (AGM), 5.00%, 07/01/35	8,900	8,905,080
Orange County Health Facilities Authority, RB, 4.00%, 10/01/52	2,000	1,718,164

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock MuniVest Fund, Inc. (MVF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
Orange County Health Facilities Authority, Refunding RB, Series A, 5.25%, 10/01/56	$1,500	$ 1,534,400
Sarasota County Health Facilities Authority, RB, 5.00%, 05/15/48	605	559,494
University of Florida Department of Housing & Residence Education Hsg Sys Rev, RB, Series A, (BAM-TCRS), 3.00%, 07/01/51	1,000	689,540
		46,173,713
Georgia — 3.1%
DeKalb County Housing Authority, Refunding RB, 4.13%, 12/01/34	1,820	1,768,396
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	375	253,125
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/49	1,855	1,865,689
Series A, 5.00%, 06/01/53(a)	4,130	4,265,106
Main Street Natural Gas, Inc., Refunding RB, Series E-2, 4.62%, 12/01/53(a)	5,565	5,504,651
		13,656,967
Illinois — 7.5%
Chicago Board of Education, GO
Series C, 5.25%, 12/01/35	2,785	2,785,257
Series D, 5.00%, 12/01/46	3,570	3,377,981
Series H, 5.00%, 12/01/36	865	816,492
Chicago Board of Education, Refunding GO, Series G, 5.00%, 12/01/34	865	864,900
Illinois Finance Authority, Refunding RB
4.00%, 02/15/27(g)	45	45,639
4.00%, 02/15/41	1,455	1,338,880
Illinois Housing Development Authority, RB, S/F Housing, Series G, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.85%, 10/01/42	985	1,009,041
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/40	8,710	8,712,621
Series A, 5.00%, 01/01/45	1,000	1,025,788
Series A, 4.00%, 01/01/46	1,500	1,360,399
Metropolitan Pier & Exposition Authority, RB, CAB, (BAM- TCRS), 0.00%, 12/15/56(d)	8,755	1,628,401
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, Series B, (BAM-TCRS), 0.00%, 12/15/54(d)	12,215	2,545,860
State of Illinois, GO, Series D, 5.00%, 11/01/27	6,965	7,201,357
		32,712,616
Iowa — 0.2%
Iowa Finance Authority, Refunding RB, Series A, 5.13%, 05/15/59	850	805,143
Kansas — 0.3%
City of Lenexa Kansas, Refunding RB, Series A, 5.00%, 05/15/43	1,530	1,440,004
Kentucky — 0.5%
Kentucky Public Energy Authority, Refunding RB, Series B, 5.00%, 01/01/55(a)	1,965	2,055,971
Louisiana — 2.5%
Louisiana Public Facilities Authority, RB, AMT, 5.75%, 09/01/64	2,160	2,237,583
New Orleans Aviation Board, Refunding RB, Series B, AMT, 5.25%, 01/01/45	8,475	8,753,158
		10,990,741
Security	Par (000)	Value
Maryland — 2.6%
City of Baltimore Maryland, Refunding RB, Series A, 4.50%, 09/01/33	$545	$ 541,106
Howard County Housing Commission, RB, M/F Housing, 5.00%, 12/01/42	4,935	4,983,519
Maryland Community Development Administration, Refunding RB, S/F Housing, Series C, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.50%, 09/01/49	2,155	2,000,519
Maryland Economic Development Corp., RB, Class B, AMT, Sustainability Bonds, 5.00%, 12/31/40	1,500	1,507,322
Maryland Health & Higher Educational Facilities Authority, RB, Series B, 4.00%, 04/15/50	1,420	1,229,550
Maryland Stadium Authority, RB, 5.00%, 06/01/54	1,050	1,067,292
		11,329,308
Massachusetts — 1.5%
Commonwealth of Massachusetts, GOL, Series D, 10/01/51(c)	3,790	3,892,069
Massachusetts Development Finance Agency, RB
Series A, 5.25%, 01/01/42	1,895	1,899,749
Series A, 5.00%, 01/01/47	845	802,392
		6,594,210
Michigan — 2.3%
Michigan Finance Authority, RB, 4.00%, 02/15/44	5,000	4,509,586
Michigan Finance Authority, Refunding RB
4.00%, 09/01/46	1,200	1,045,054
4.00%, 11/15/46	2,640	2,182,806
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	1,775	1,774,997
Ottawa County Building Authority, RB, 4.00%, 05/01/47	500	458,164
		9,970,607
Minnesota — 2.8%
Housing & Redevelopment Authority of The City of St. Paul Minnesota, RB, Series A, 5.50%, 07/01/52(b)	695	640,192
Minneapolis-St. Paul Metropolitan Airports Commission, ARB, AMT, 5.25%, 01/01/49	8,100	8,255,467
Minnesota Housing Finance Agency, RB, S/F Housing, Series M, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.10%, 07/01/42	2,880	3,044,911
		11,940,570
Mississippi — 0.6%
Mississippi Development Bank, Refunding RB, Series A, (AGM), 4.00%, 03/01/41	3,000	2,717,493
Missouri — 0.2%
Health & Educational Facilities Authority of the State of Missouri, Refunding RB, Series A, 5.25%, 02/01/48	670	669,283
Montana — 0.1%
Montana Board of Housing, RB, S/F Housing, Series B-2, 3.60%, 12/01/47	310	259,735
Nebraska — 0.3%
Nebraska Investment Finance Authority, RB, S/F Housing, Series G, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.70%, 09/01/51	1,450	1,416,686
New Hampshire — 1.6%
National Finance Authority Affordable Housing Certificates, Series 2024-1, Class A, 4.15%, 10/20/40	4,645	4,373,728
New Hampshire Business Finance Authority, Series 2025-1, Class A1, 4.17%, 01/20/41(a)	680	645,180
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock MuniVest Fund, Inc. (MVF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New Hampshire (continued)
New Hampshire Business Finance Authority, RB, M/F Housing
Class B, 5.75%, 04/28/42	$860	$ 866,717
Series 2, Sustainability Bonds, 4.25%, 07/20/41	1,106	1,053,640
		6,939,265
New Jersey — 6.8%
New Jersey Economic Development Authority, ARB, Series A, AMT, 5.63%, 11/15/30	1,530	1,531,130
New Jersey Economic Development Authority, RB
AMT, 5.13%, 01/01/34	1,050	1,050,165
AMT, 5.38%, 01/01/43	10,000	10,003,261
New Jersey Health Care Facilities Financing Authority, RB, 4.00%, 07/01/51	2,500	2,238,089
New Jersey Higher Education Student Assistance Authority, RB, Series B, AMT, 4.25%, 12/01/45	470	457,864
New Jersey Higher Education Student Assistance Authority, Refunding RB
Series B, AMT, 4.00%, 12/01/41	1,800	1,740,646
Series C, AMT, Subordinate, 5.00%, 12/01/52	2,615	2,480,634
New Jersey Housing & Mortgage Finance Agency, Refunding RB, Series A, AMT, 3.80%, 10/01/32	1,665	1,596,144
New Jersey Transportation Trust Fund Authority, RB, Series AA, 5.25%, 06/15/41	780	780,231
New Jersey Transportation Trust Fund Authority, RB, CAB, Series A, 0.00%, 12/15/38(d)	7,260	4,008,203
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	3,000	2,981,164
Sub-Series B, 5.00%, 06/01/46	480	459,556
		29,327,087
New York — 13.7%
Build NYC Resource Corp., Refunding RB, AMT, 5.00%, 01/01/35(b)	2,145	2,144,919
City of New York, GO
Series D, 4.00%, 04/01/50	2,525	2,235,256
Series -G-1, 5.25%, 02/01/53	370	390,126
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	4,435	3,971,087
New York City Transitional Finance Authority, RB, Series H-1, 5.00%, 11/01/50	6,065	6,245,271
New York Counties Tobacco Trust IV, Refunding RB
Series A, 5.00%, 06/01/38	3,535	3,210,050
Series A, 6.25%, 06/01/41(b)	3,100	3,099,940
New York Liberty Development Corp., Refunding RB
Class 2, 5.38%, 11/15/40(b)	1,145	1,144,956
Series 1, 4.00%, 02/15/43	4,250	3,923,283
Series A, Sustainability Bonds, 3.00%, 11/15/51	415	285,030
New York State Dormitory Authority, Refunding RB
Series A, 4.00%, 03/15/54	3,525	3,109,104
Series E, 4.00%, 03/15/49	5,000	4,449,933
New York State Thruway Authority, RB, Sustainability Bonds, 4.13%, 03/15/56	3,325	2,923,813
New York Transportation Development Corp., ARB, AMT, 5.63%, 04/01/40	905	937,739
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	1,975	2,002,592
AMT, 4.00%, 04/30/53	1,175	940,654
AMT, Sustainability Bonds, (AGM), 5.25%, 06/30/60	4,080	4,109,335
AMT, Sustainability Bonds, 5.38%, 06/30/60	9,950	9,928,070
Security	Par (000)	Value
New York (continued)
TSASC, Inc., Refunding RB, Series A, 5.00%, 06/01/41	$1,785	$ 1,794,916
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 5.13%, 06/01/51	2,740	2,537,878
		59,383,952
North Carolina — 2.3%
University of North Carolina at Chapel Hill, Refunding RB, Series A, 3.57%, 12/01/41(a)	9,935	9,933,118
North Dakota — 0.4%
City of Grand Forks North Dakota, RB
Series A, (AGM), 5.00%, 12/01/48	640	643,879
Series A, (AGM), 5.00%, 12/01/53	1,125	1,109,350
		1,753,229
Ohio — 2.8%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	3,795	3,267,200
County of Hamilton Ohio, RB, Series CC, 5.00%, 11/15/49	525	541,953
Ohio Higher Educational Facility Commission, Refunding RB, Series B, 3.85%, 12/01/42(a)	4,665	4,568,705
State of Ohio, Refunding RB, Series A, 4.00%, 01/15/50	4,420	3,685,815
		12,063,673
Oklahoma — 2.6%
Oklahoma Development Finance Authority, RB, Series B, 5.50%, 08/15/52	1,625	1,626,992
Oklahoma Turnpike Authority, RB
5.50%, 01/01/53	4,070	4,315,949
Series A, 4.00%, 01/01/48	6,000	5,544,503
		11,487,444
Oregon — 0.8%
City of Portland Oregon Sewer System Revenue, Refunding RB, Series A, 2nd Lien, 5.00%, 10/01/49	1,440	1,493,824
Port of Portland Oregon Airport Revenue, ARB, Series 24B, AMT, 5.00%, 07/01/42	2,000	2,000,685
		3,494,509
Pennsylvania — 13.5%
Allegheny County Airport Authority, ARB, Series A, AMT, (AGM), 5.50%, 01/01/53	1,330	1,374,454
Allentown Neighborhood Improvement Zone Development Authority, RB, 5.00%, 05/01/42(b)	4,120	4,121,797
City of Philadelphia Pennsylvania Water & Wastewater Revenue, Refunding RB
Series B, (AGM), 4.50%, 09/01/48	2,785	2,684,806
Series B, (AGM), 5.50%, 09/01/53	5,565	5,878,784
Geisinger Authority, Refunding RB
4.00%, 04/01/50	5,000	4,277,398
Series A-1, 4.00%, 02/15/47	5,670	4,893,731
Lancaster Industrial Development Authority, RB, 5.00%, 12/01/44	1,000	965,817
Montgomery County Higher Education and Health Authority, Refunding RB
4.00%, 09/01/51	4,000	3,283,409
Class B, 4.00%, 05/01/52	4,585	3,820,515
Class B, 05/01/57(c)	5,000	4,846,104
Montgomery County Industrial Development Authority, RB, Series C, 5.00%, 11/15/45	1,095	1,087,064
Montgomery County Industrial Development Authority, Refunding RB, 5.25%, 01/01/40	4,170	4,022,413

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock MuniVest Fund, Inc. (MVF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, RB
5.00%, 06/30/42	$2,565	$ 2,526,226
AMT, 5.50%, 06/30/43	985	1,011,362
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 143A, Sustainability Bonds, 5.45%, 04/01/51	6,555	6,808,035
Pennsylvania Turnpike Commission, RB
Series A, Subordinate, 5.00%, 12/01/37	940	981,987
Series A-1, Subordinate, 5.00%, 12/01/46	2,555	2,553,063
Philadelphia Authority for Industrial Development, RB, 5.25%, 11/01/52	2,440	2,498,046
School District of Philadelphia, GOL, Series A, (SAW), 5.50%, 09/01/48	710	745,969
		58,380,980
Puerto Rico — 4.9%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	3,376	3,111,235
Series A-1, Restructured, 5.00%, 07/01/58	10,192	9,685,423
Series A-2, Restructured, 4.78%, 07/01/58	3,133	2,862,787
Series A-2, Restructured, 4.33%, 07/01/40	3,729	3,496,921
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(d)	6,365	2,040,509
		21,196,875
South Carolina — 1.3%
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	3,235	3,432,003
South Carolina Jobs-Economic Development Authority, Refunding RB, Series A, 5.00%, 05/01/43	2,190	2,211,479
		5,643,482
Tennessee — 0.5%
Metropolitan Government Nashville & Davidson County Sports Authority, RB, Series A, Senior Lien, (AGM), 5.25%, 07/01/48	2,010	2,106,669
Texas — 6.9%
Arlington Higher Education Finance Corp., RB(b)
7.50%, 04/01/62	790	758,822
7.88%, 11/01/62	685	694,149
Aubrey Independent School District, GO, (PSF), 4.00%, 02/15/52	1,500	1,340,792
City of Austin Texas Airport System Revenue, ARB
AMT, 5.00%, 11/15/34	2,080	2,079,871
AMT, 5.00%, 11/15/52	1,550	1,549,856
City of Houston Texas Airport System Revenue, ARB, Series B, AMT, 5.50%, 07/15/39	600	600,777
City of Houston Texas Airport System Revenue, Refunding RB, AMT, 5.00%, 07/01/29	2,135	2,135,783
Dallas Independent School District, Refunding GO, (PSF), 4.00%, 02/15/53	1,600	1,428,094
Del Valle Independent School District Texas, GO, (PSF), 4.00%, 06/15/47	2,795	2,562,393
EP Royal Estates PFC, RB, M/F Housing, 4.25%, 10/01/39	665	631,766
Gunter Independent School District, GO, (PSF), 4.00%, 02/15/53	1,575	1,371,636
Permanent University Fund - Texas A&M University System, Refunding RB, Series A, 5.00%, 07/01/54	1,200	1,245,623
Security	Par (000)	Value
Texas (continued)
Tarrant County Cultural Education Facilities Finance Corp., RB, 5.00%, 11/15/51	$3,070	$ 3,130,844
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, 5.00%, 11/15/40	3,250	3,200,847
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB, 5.00%, 12/15/32	5,740	5,980,576
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, Senior Lien, 5.50%, 12/31/58	1,315	1,335,899
		30,047,728
Utah — 0.6%
Black Desert Public Infrastructure District, SAB, 5.63%, 12/01/53(b)	270	262,769
County of Utah, RB, Series B, 4.00%, 05/15/47	2,650	2,279,260
		2,542,029
Virginia — 2.3%
Ballston Quarter Community Development Authority, TA, Series A-1, 5.50%, 03/01/46	724	749,492
Ballston Quarter Community Development Authority, TA, CAB, Series A-2, 7.13%, 03/01/59(h)	1,739	1,445,157
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	3,290	2,909,361
Virginia Small Business Financing Authority, RB, AMT, 5.00%, 12/31/52	4,975	4,754,184
		9,858,194
Washington — 1.7%
County of King Washington Sewer Revenue, Refunding RB, Series A, Junior Lien, 3.85%, 01/01/40(a)	1,325	1,301,308
Washington Health Care Facilities Authority, Refunding RB
4.00%, 09/01/50	2,000	1,669,380
Series A, 5.00%, 08/01/44	1,750	1,726,534
Washington State Housing Finance Commission, RB, M/F Housing, Series 2, Class 1, Sustainability Bonds, 4.08%, 03/20/40(a)	1,774	1,631,098
Washington State Housing Finance Commission, Refunding RB
Series A, 5.00%, 07/01/43	425	425,918
Series A, 5.00%, 07/01/48	400	397,291
		7,151,529
West Virginia — 1.0%
West Virginia Parkways Authority, RB, Senior Lien, 4.00%, 06/01/51	5,000	4,428,336
Wisconsin — 1.4%
Public Finance Authority, RB
Series A, 5.00%, 06/01/36(b)	200	178,683
Series A, 5.00%, 06/01/51(b)	680	515,347
Series A, 5.00%, 06/01/61(b)	870	629,943
Series A, AMT, Senior Lien, 5.75%, 07/01/49	2,650	2,727,209
Public Finance Authority, Refunding RB
5.25%, 11/15/55	925	942,283
Series B, AMT, 5.00%, 07/01/42	1,000	965,570
		5,959,035
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock MuniVest Fund, Inc. (MVF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Wyoming — 0.5%
University of Wyoming, RB, Series C, (AGM), 4.00%, 06/01/51	$1,690	$ 1,491,607
Wyoming Community Development Authority, Refunding RB, S/F Housing, Series 1, 4.40%, 12/01/43	500	489,124
		1,980,731
Total Municipal Bonds — 118.9% (Cost: $526,956,546)		515,520,861
Municipal Bonds Transferred to Tender Option Bond Trusts(i)
Florida — 8.3%
Greater Orlando Aviation Authority, ARB, AMT, 5.25%, 10/01/48	12,097	17,006,996
Hillsborough County Aviation Authority, ARB, Class B, AMT, 5.50%, 10/01/54	8,260	8,561,835
JEA Water & Sewer System Revenue, Refunding RB, Series A, 5.25%, 10/01/49	10,000	10,586,871
		36,155,702
Massachusetts — 1.6%
Commonwealth of Massachusetts, GO, Series E, 5.00%, 08/01/54	6,620	6,829,412
Missouri — 1.9%
Health & Educational Facilities Authority of the State of Missouri, RB, 4.00%, 06/01/53(j)	10,000	8,377,276
New York — 11.0%
New York City Municipal Water Finance Authority, RB, Series BB, 5.00%, 06/15/52(j)	5,757	5,975,767
New York Power Authority, RB, Series A, Sustainability Bonds, (AGM), 5.13%, 11/15/63	6,627	6,756,592
New York State Dormitory Authority, Refunding RB, Series D, 4.00%, 02/15/47	10,005	9,110,893
New York Transportation Development Corp., RB, AMT, Sustainability Bonds, (AGM), 5.13%, 06/30/60	10,000	10,043,325
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB, Series A, 4.50%, 05/15/63	16,737	15,924,171
		47,810,748
Oregon — 2.7%
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 30A, AMT, Sustainability Bonds, 5.25%, 07/01/44	10,560	10,926,150
State of Oregon Housing & Community Services Department, RB, Series A, 4.95%, 07/01/30	600	599,918
		11,526,068
Pennsylvania — 4.3%
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 143A, Sustainability Bonds, 5.38%, 10/01/46	8,052	8,279,019
Pennsylvania Turnpike Commission, Refunding RB, Series B, 5.25%, 12/01/52	10,005	10,453,429
		18,732,448
South Carolina — 4.9%
Patriots Energy Group Financing Agency, Refunding RB, Series B-1, 5.25%, 02/01/54(a)	19,995	21,121,961
Security	Par (000)	Value
Texas — 6.2%
Harris County Health Facilities Development Corp., Refunding RB, Series B, 5.75%, 07/01/27(k)	$13,000	$ 13,334,332
North Fort Bend Water Authority, RB, Series A, 4.00%, 12/15/58	15,945	13,605,153
		26,939,485
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 40.9% (Cost: $182,138,964)		177,493,100
Total Long-Term Investments — 159.8% (Cost: $709,095,510)		693,013,961

	Shares
Short-Term Securities
	Money Market Funds — 1.5%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.05%(l)(m)	6,524,159	6,524,812
	Total Short-Term Securities — 1.5% (Cost: $6,524,812)	6,524,812
	Total Investments — 161.3% (Cost: $715,620,322)	699,538,773
	Other Assets Less Liabilities — 1.2%	5,461,212
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (27.1)%	(117,663,110)
	VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (35.4)%	(153,600,000)
	Net Assets Applicable to Common Shares — 100.0%	$ 433,736,875

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.
(d)	Zero-coupon bond.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(h)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(j)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between December 15, 2032 to June 1, 2046, is $9,671,142.

(k)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(l)	Affiliate of the Fund.
(m)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock MuniVest Fund, Inc. (MVF)

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 500,584	$ 6,024,228 (a)	$ —	$ —	$ —	$ 6,524,812	6,524,159	$ 189,287	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 515,520,861	$ —	$ 515,520,861
Municipal Bonds Transferred to Tender Option Bond Trusts	—	177,493,100	—	177,493,100
Short-Term Securities
Money Market Funds	6,524,812	—	—	6,524,812
	$6,524,812	$693,013,961	$—	$699,538,773
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(116,774,792)	$—	$(116,774,792)
VMTP Shares at Liquidation Value	—	(153,600,000)	—	(153,600,000)
	$—	$(270,374,792)	$—	$(270,374,792)

Portfolio Abbreviation
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
Portfolio Abbreviation (continued)
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock MuniVest Fund, Inc. (MVF)

Portfolio Abbreviation (continued)
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
M/F	Multi-Family
PSF	Permanent School Fund
RB	Revenue Bonds
S/F	Single-Family
SAB	Special Assessment Bonds
SAW	State Aid Withholding
TA	Tax Allocation